October 11, 2018
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration of Individual Flexible Premium Deferred Variable Annuity Contracts
on Form N-4 offered through
Nationwide Variable Account-15
Ladies and Gentlemen:
On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-15 (the "Variable Account"), we are filing the attached original registration statement (the "Registration Statement") on Form N-4 for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts (the "Contract") to be offered through the Variable Account.
This filing is being made electronically via EDGAR in accordance with Regulation S-T.
A copy of an original power of attorney document authorizing certain persons to execute the Registration Statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached as an exhibit to the Registration Statement. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the Registration Statement. Financial statements and exhibits not filed herein will be filed by subsequent Pre-effective Amendment to the Registration Statement.
The Contracts assess a Variable Account Charge, assessed as an annualized percentage of the daily net assets of the Variable Account, comprised of a Mortality and Expense Risk Charge of 0.15%, and an Administrative Charge of 0.05%. The Contracts also provide for the following optional benefits: an optional enhanced death benefit (the Return of Premium Death Benefit Option), a guaranteed lifetime withdrawal benefit (the Retirement Income Developer option), and a spousal feature for the guaranteed lifetime withdrawal benefit (the Joint Option for the Retirement Income Developer).
Please contact me direct at (614) 249-8782 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Jamie Ruff Casto
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Jamie Ruff Casto
Managing Counsel
cc:	Ms. Jaea Hahn
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies